Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Statement Line Items [Line Items]
Accounts receivable	$ 3,177	$ 3,774	$ 3,744
Prepaid expenses and other	14,017	10,213	10,010
Property and equipment	6,687	6,868	6,965
Right-of-use assets	3,602	4,122	4,296
Deferred tax asset	2,641	2,128	2,248
Interest rate swap	1,118	0	0
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	10,554	9,363	9,356
Other assets	$ 48,503	$ 43,175	$ 43,326